Annual Fund Operating Expenses	Feb. 26, 2026
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.41%
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	2.16%
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.66%
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.16%
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.12%
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Balanced-Risk Commodity Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.53%
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	2.47%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	2.28%
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.78%
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	1.28%
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	1.12%
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Invesco Core Bond Fund | Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
Invesco Core Bond Fund | Invesco Core Bond Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.49%
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Invesco Core Bond Fund | Invesco Core Bond Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.49%
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.40%
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.37%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.30%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.05%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.55%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.05%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.88%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.04%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.77%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.29%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.79%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.74%
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.67%
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.40%
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.15%
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.15%
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.35%)	[4]
Net Expenses (as a percentage of Assets)	1.20%
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	1.95%
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.81%
Fee Waiver or Reimbursement	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	1.45%
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.36%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.37%)	[4]
Net Expenses (as a percentage of Assets)	0.75%
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.37%)	[4]
Net Expenses (as a percentage of Assets)	0.75%
Invesco Global Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	1.25%
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	2.00%
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	1.50%
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	0.89%
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	0.89%
Invesco Global Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.81%
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.31%
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.81%
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.71%
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.71%
INVESCO Health Care Fund | INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
INVESCO Health Care Fund | INVESCO Health Care Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.82%
INVESCO Health Care Fund | INVESCO Health Care Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%	[7]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.32%
INVESCO Health Care Fund | INVESCO Health Care Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%
INVESCO Health Care Fund | INVESCO Health Care Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
INVESCO Health Care Fund | INVESCO Health Care Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.72%
Invesco International Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Invesco International Bond Fund | Invesco International Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	1.07%
Invesco International Bond Fund | Invesco International Bond Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	1.82%
Invesco International Bond Fund | Invesco International Bond Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	1.32%
Invesco International Bond Fund | Invesco International Bond Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	0.82%
Invesco International Bond Fund | Invesco International Bond Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.73%
Invesco International Bond Fund | Invesco International Bond Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.12%)	[8]
Net Expenses (as a percentage of Assets)	0.66%
Invesco Multi-Asset Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.94%
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	1.71%
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	1.21%
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.71%
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.61%
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.61%
Invesco Multi-Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	1.45%
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	2.34%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	2.20%
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	1.70%
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	1.20%
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.14%)	[10]
Net Expenses (as a percentage of Assets)	1.05%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.08% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective March 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.09% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.53%, 2.28%, 1.78%, 1.28%, 1.12% and 1.05%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2027 and August 31, 2027, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective March 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.72%, 1.47%, 0.97%, 0.47%, 0.38% and 0.35%, respectively, of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2027 and August 31, 2027, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective March 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2027 and August 31, 2027, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
[5]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[6]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through February 28, 2026, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 0.79%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective March 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.07%, 1.82%, 1.32%, 0.82%, 0.73% and 0.66%, respectively, of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2027 and August 31, 2027, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
[9]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
[10]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.